SCHEDULE OF ESTIMATED FAIR VALUE OF WARRANT SHARES ASSUMPTIONS (Details) $ in Thousands			3 Months Ended
	Jan. 02, 2025 USD ($)	Mar. 14, 2024 USD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 $ / shares	Mar. 31, 2025		Mar. 14, 2025	Mar. 14, 2025 $ / shares	Mar. 14, 2025		Jan. 02, 2025 $ / shares	Jan. 02, 2025		Dec. 31, 2024 $ / shares		Oct. 01, 2024	Oct. 01, 2024 $ / shares	Oct. 01, 2024
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Fair value | $	$ 9,651	$ 212	$ 1,912
Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of options (years)														5 years
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input				0.24	151.68	[1]		0.31	151.68	[1]	1.07	140.61	[1]
Measurement Input, Price Volatility [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input					151.68	[2]								117.68	[3]		0.0247	117.19	[2]
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input									4.09			4.38
Measurement Input, Risk Free Interest Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input					3.96									4.38				3.51
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input					0.0							0.0
Measurement Input, Expected Dividend Rate [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input					0.0				0.0					0.0				0.0
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of options (years)	5 years 6 months		5 years 3 months				5 years 3 months 18 days
Measurement Input, Expected Term [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected term of options (years)			4 years 6 months											5 years		5 years
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input				0.24				0.24			0.24
Measurement Input, Exercise Price [Member] | Warrant [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Warrants and rights outstanding measurement input				0.1										1			1

[1]	The expected volatility was based on the historical volatility of the share price of the Company.
[2]	The expected volatility was based on the historical volatility of the share price of the Company.
[3]	The expected volatility was based on the historical volatility of the share price of the Company.